ORGANIZATION AND BASIS OF PRESENTATION	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
ORGANIZATION AND BASIS OF PRESENTATION
1. ORGANIZATION AND BASIS OF PRESENTATION
Defined terms and abbreviations used herein have the meanings set forth in the Glossary of Terms. This is a combined set of financial statements filed separately for FirstEnergy and JCP&L. Unless otherwise indicated, the disclosures in these notes apply to each of the Registrants. For clarification purposes, disclosures made herein on behalf of FirstEnergy should be read to be made on behalf of JCP&L unless expressly stated otherwise.
FirstEnergy
FE was incorporated under Ohio law in 1996. FE’s principal business is the holding, directly or indirectly, of all of the outstanding equity of its principal subsidiaries: OE, CEI, TE, FE PA, JCP&L, FESC, MP, AGC, PE and KATCo. Additionally, FET is a VIE of FE, and is the parent company of ATSI, MAIT, and TrAIL. FirstEnergy continues to evaluate the legal, financial, operational and branding benefits of consolidating the Ohio Companies into a single Ohio power company.
FE and its subsidiaries are principally involved in the transmission, distribution and generation of electricity. FirstEnergy’s electric operating companies comprise one of the nation’s largest investor-owned electric systems, serving over six million customers in the Midwest and
Mid-Atlantic
regions. FirstEnergy’s transmission operations include more than 24,000 miles of lines and two regional transmission operation centers. As of March 31, 2026, AGC and MP control 3,610 MWs of net maximum generation capacity.
FET also owns a 34% equity interest in Valley Link. On November 25, 2024, FET, DominionHV, and Transource formed Valley Link, which is the holding company responsible for managing and executing those projects awarded by PJM, and entered into a limited liability agreement. Valley Link is the owner of the Valley Link Subsidiaries, which are organized in various states. The Valley Link Subsidiaries comprise the entities that are expected to develop, construct, own, operate and maintain those transmission projects awarded by PJM.
On February 13, 2026, FET and Transource entered into the Grid Growth Operating Agreement, which established the general framework for Grid Growth to accept, design, develop, construct, own, operate and finance certain transmission projects, among others, awarded by PJM on February 12, 2026, to certain of the subsidiaries of Grid Growth. This general framework includes parameters regarding the relationship among the two members, confers governance rights to its members so long as certain ownership percentages are maintained and defines the list of projects that Grid Growth will have the right to develop. The relative ownership interests of the members under the Grid Growth Operating Agreement are 50% for each of FET and Transource. Grid Growth is the sole owner of Grid Growth Ohio and owns an 80% interest in Grid Growth EHV, with Transource owning the remaining interest.
FESC provides legal, financial and other corporate support services at cost, in accordance with its cost allocation manual, to affiliated FirstEnergy companies. FE does not bill directly or allocate any of its costs to any subsidiary company. Costs are charged to FE’s subsidiaries for services received from FESC either through direct billing or through an allocation process. Allocated costs are for services that are provided on behalf of more than one company and are allocated using formulas developed by FESC and are generally settled under commercial terms within thirty days.
JCP&L
JCP&L owns property and does business as an electric public utility in New Jersey, providing distribution services to approximately 1.2 million customers, as well as transmission services in northern, western, and east central New Jersey. JCP&L serves an area that has a population of approximately 2.8 million. JCP&L plans, operates, and maintains its transmission system in accordance with NERC reliability standards, and other applicable regulatory requirements. In addition, JCP&L complies with the regulations, orders, policies and practices prescribed by FERC and the NJBPU.

Revision of Previously Issued Interim Financial Statements of JCP&L
During the fourth quarter of 2025, JCP&L identified an error in the recording of certain expenses for smart meter cost of removal associated with the deployment of its AMI program, resulting in an understatement of expense on the Statements of Income and Comprehensive Income and Regulatory assets/liabilities on the Balance Sheets since 2023. The identified error impacted JCP&L’s previously issued 2023 and 2024 annual financial statements, and interim periods in 2024 and 2025. JCP&L evaluated the error, and the specific impact on each affected prior period was not material, however, as a result of the cumulative impact, JCP&L determined to revise previously issued financial statements to correct the error and in doing so also corrected certain other previously identified immaterial errors, including the misclassification of certain retired assets. As such, JCP&L has revised the previously issued interim Statements of Income and Comprehensive Income, Statement of Cash Flows and Statements of Common Stockholder’s Equity for the three months ended March 31, 2025.
JCP&L Interim Statements of Income and Comprehensive Income

	For the Three Months Ended March 31, 2025
(In millions)	As Reported	Adjustment	As Revised
Deferral of regulatory assets, net	$(22)	$2	$(20)
Total operating expenses	492	2	494
Operating income	74	(2)	72
Income before income taxes	65	(2)	63
Net income (loss)	49	(2)	47
Comprehensive income	49	(2)	47
JCP&L Interim Statements of Common Stockholder’s of Equity

	For the Three Months Ended March 31, 2025
(In millions)	As Reported	Adjustment	As Revised
Balance, January 1, 2025	$4,977	$(10)	$4,967
Net income	49	(2)	47
Balance, March 31, 2025	$4,998	$(12)	$4,986
JCP&L Interim Statements of Cash Flows

	For the Three Months Ended March 31, 2025
(In millions)	As Reported	Adjustment	As Revised
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$49	$(2)	$47
Adjustments to reconcile net income to net cash from operating activities -
Depreciation and amortization	43	2	45
Net cash provided from operating activities	205	—	205
Basis of Presentation
The Registrants follow GAAP and comply with the related regulations, orders, policies and practices prescribed by the SEC, FERC, and, as applicable, the PUCO, the PPUC, the MDPSC, the NYPSC, the WVPSC, the VSCC and the NJBPU. The accompanying interim financial statements as of March 31, 2026, and for the three months ended March 31, 2026 and 2025, respectively, are unaudited, but reflect all adjustments, consisting of normal recurring adjustments, that, in the opinion of management, are necessary for a fair statement of the financial statements. The balance sheets, as of December 31, 2025, were derived from audited financial statements. The preparation of financial statements in conformity with GAAP requires management to make periodic estimates and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses and disclosure of contingent assets and liabilities. Actual results could differ from these estimates. The reported results of operations are not necessarily indicative of results of operations for any future period.
These interim financial statements have been prepared pursuant to the rules and regulations of the SEC for Quarterly Reports on Form
10-Q.
Certain information and disclosures normally included in financial statements and notes prepared in accordance with GAAP have been condensed or omitted pursuant to such rules and regulations. These interim financial statements should be read in conjunction with the applicable Registrants’ audited financial statements and notes included in its Annual Report on Form
10-K
for the year ended December 31, 2025, filed with the SEC on February 18, 2026.
The Registrants consolidate all majority-owned subsidiaries over which they exercise control and, when applicable, entities for which they have a controlling financial interest. Intercompany transactions and balances are eliminated in consolidation as appropriate and permitted pursuant to GAAP. The Registrants consolidate a variable interest entity when it is determined that it is the primary beneficiary.
The disclosure related to the combined asset and liabilities of the consolidated VIE’s has been revised as of December 31, 2025, to exclude $243 million of liabilities. The correction was not material to FirstEnergy’s previously issued financial statements.
Certain prior year amounts have been reclassified to conform to the current year presentation.
Economic Conditions
FirstEnergy continues to monitor supply lead times in light of demand increases across the industry, including due to data center usage, and the imposition of tariffs and retaliatory tariffs that have been, and may be, imposed by the U.S. government in response. In addition, ongoing geopolitical conflicts have contributed to volatility in global energy markets and fuel and transportation costs, which may further impact supply availability or pricing. FirstEnergy continues to implement mitigation strategies to address volatility in interest rates, inflation and supply constraints and does not expect any corresponding service disruptions or any material impact on its capital investment plan. However, a prolonged continuation or further increase in demand, sustained or escalating geopolitical tensions, rising fuel costs or the continuation of uncertain or adverse macroeconomic conditions, including inflationary pressures and new or increased existing tariffs, could lead to an increase in supply chain disruptions that could, in turn, have an adverse effect on the Registrants’ results of operations, cash flow and financial condition.
Capitalized Financing Costs
FirstEnergy
-
For the three months ended March 31, 2026 and 2025, capitalized financing costs on FirstEnergy’s Consolidated Statements of Income and Comprehensive Income include $35 million and $22 million, respectively, of allowance for equity funds used during construction and $19 million and $16 million, respectively, of capitalized interest.
JCP&L
-
For the three months ended March 31, 2026 and 2025, capitalized financing costs on JCP&L’s Statements of Income and Comprehensive Income each include $6 million of allowance for equity funds used during construction and $6 million and $3 million, respectively, of capitalized interest.
FET Noncontrolling Interest
FirstEnergy presents Brookfield’s 49.9% total ownership portion of FET’s net income and net assets as NCI. NCI is included as a component of equity on FirstEnergy’s Consolidated Balance Sheets.

Equity Method Investments
Investments over which the Registrants have the ability to exercise significant influ en
ce, but do not have a controlling financial interest, follow the equity method of accounting. Under the equity method, the interest in the entity is reported in “Investments” on the Registrants Balance Sheets. The percentage of ownership share of the entity’s earnings is reported in the Registrants Statement of Income and reflected in “Other income (expense)”.
Equity method investments, which are included within “Investments” on FirstEnergy’s Consolidated Balance Sheets, were approximately $36 million and $38 million as of March 31, 2026 and December 31, 2025, respectively. JCP&L did not have any equity method investments as of March 31, 2026 or December 31, 2025.
Valley Link
- On February 21, 2025, FET, DominionHV and Transource entered into the Valley Link Operating Agreement, which established the general framework for Valley Link and the Valley Link Subsidiaries to accept, design, develop, construct, own, operate and finance those transmission projects awarded by PJM to Valley Link. This general framework includes parameters regarding the relationship among the three members, confers governance rights to its members so long as certain ownership percentages are maintained, as described below, and defines the list of projects that Valley Link will have the right to develop. Valley Link is the owner of the Valley Link Subsidiaries, which are organized in various states. On February 26, 2025, in response to the PJM 2024 RTEP Long-Term Proposal Window #1, PJM awarded two electric transmission projects to Valley Link estimated to be approximately $3 billion, with FET’s share estimated to be approximately $1 billion.
As of February 21, 2025, the relative ownership interests of the members are FET (34%), Dominion HV (30%), and Transource (36%), and Valley Link will not be consolidated with FET for financial or tax reporting purposes and expects to be accounted for under equity method accounting. As of March 31, 2026 and during the first quarter of 2026 investment balances and earnings recorded related to Valley Link were immaterial.
PATH-WV
-
A subsidiary of FE owns 50% of the West Virginia Series
(PATH-WV),
which is a joint venture with a subsidiary of AEP. FirstEnergy is not the primary beneficiary of
PATH-WV,
as it does not have control over the significant activities affecting the economics of
PATH-WV.
FirstEnergy’s ownership interest in
PATH-WV
is subject to the equity method of accounting.
In March 2024, PATH completed the process of terminating all of its FERC-jurisdictional rates and facilities, with the result that PATH no longer is a “public utility” and no longer is subject to FERC jurisdiction. FirstEnergy and its non-affiliated
joint venture partner have authorized the liquidation and dissolution of the PATH corporate entities in April 2026. As of March 31, 2026 and December 31, 2025, the carrying value of the equity method investment was $17 million, which is expected to be recovered through a liquidating distribution.
New Accounting Pronouncements
Recently Issued Pronouncements -
The following new authoritative accounting guidance issued by the FASB has not yet been adopted by the Registrants. Unless otherwise indicated, the Registrants’ management is currently assessing the impact such guidance may have on the Registrants financial statements and disclosures, as well as the potential to early adopt (where applicable). Management has assessed other FASB issuances of new standards not described below based upon the current expectation that such new standards will not significantly impact the Registrants’ financial statements.
ASU
2024-03,
“
Income Statement—Reporting Comprehensive Income—Expense Disaggregation Disclosures (Subtopic
220-40)
” (Issued in November 2024 and subsequently updated within ASU
2025-01):
ASU
2024-03
requires disaggregated disclosure of income statement expenses for public business entities. The ASU does not change the expense captions an entity presents on the face of the income statement; rather, it requires disaggregation of certain expense captions into specified categories in disclosures within the footnotes to the financial statements. ASU
2024-03
is effective for the Registrants beginning with the combined Annual Report on Form
10-K
for the year ended December 31, 2027, with early adoption permitted. The guidance is permitted to be applied prospectively, and comparative disclosures are not required for reporting periods beginning before the effective date. Entities can elect to apply the new standard retrospectively to any or all prior periods presented in the financial statements.
ASU
2025-06,
“
Intangibles—Goodwill and
Other—Internal-Use
Software (Subtopic
350-40):
Targeted Improvements to the Accounting for
Internal-Use
Software”
(Issued in September 2025): ASU
2025-06
amends the existing standard that refers to various stages of a software development project to align better with current software development methods, such as agile programming. Under the new standard, entities will start capitalizing eligible costs when management has authorized and committed to funding the software project, and when it is probable that the project will be completed and the software will be used to perform the function intended. In evaluating whether it is probable the project will be completed; an entity is required to consider whether there is significant uncertainty associated with the development activities of the software. ASU
2025-06
is effective for the Registrants beginning with the financials for the first quarter of 2028, with early adoption permitted. The guidance is permitted to be applied using a prospective, retrospective or modified transition approach.
ASU
2025-10,
“
Government Grants (Topic 832): Accounting for Government Grants Received by Business Entities”
(Issued in December 2025)
:
ASU
2025-10
establishes authoritative guidance for the recognition, measurement, presentation, and disclosure of government grants received by business entities. ASU
2025-10
requires that a government grant be recognized when it is probable that the entity will comply with the conditions of the grant and that the grant will be received. It permits two approaches for asset related grants, either the cost reduction method (reduce the carrying amount of the asset) or the deferred income method (recognize income over the useful life of the asset). Income-related grants are recognized systematically in income as the related costs are incurred. ASU
2025-10
is effective for the Registrants beginning with financials for the first quarter of 2029, with early adoption permitted. The guidance is permitted to be applied using a modified prospective, modified retrospective or full retrospective approach.

1. ORGANIZATION AND BASIS OF PRESENTATION
Defined terms and abbreviations used herein have the meanings set forth in the accompanying Glossary of Terms. This is a combined set of financial statements filed separately for FirstEnergy and JCP&L. Unless otherwise indicated, the disclosures in these notes apply to each of the Registrants. For clarification purposes, disclosures made herein on behalf of FirstEnergy should be read to be made on behalf of JCP&L unless expressly stated otherwise.
FirstEnergy
FE was incorporated under Ohio law in 1996. FE’s principal business is the holding, directly or indirectly, of all of the outstanding equity of its principal subsidiaries: OE, CEI, TE, FE PA, JCP&L, FESC, MP, AGC, PE and KATCo. Additionally, FET is a VIE of FE, and is the parent company of ATSI, MAIT and TrAIL. FirstEnergy continues to evaluate the legal, financial, operational and branding benefits of consolidating the Ohio Companies into a single Ohio power company.
FET also owns a 34% equity interest in Valley Link. On November 25, 2024, FET, DominionHV, and Transource formed Valley Link, which is the holding company responsible for managing and executing those projects awarded by PJM, and entered into a limited liability agreement. Valley Link is the owner of the Valley Link Subsidiaries, which are organized in various states. The Valley Link Subsidiaries comprise the entities that are expected to develop, construct, own, operate and maintain those transmission projects awarded by PJM.
In addition, FE holds all of the outstanding equity of other direct subsidiaries including FEV, which previously held a
33-1/3%
equity ownership in Global Holding, the holding company for a joint venture in the Signal Peak mining and coal transportation operations. On July 16, 2025, FEV sold its entire
33-1/3%
equity ownership in Global Holding, the holding company for a joint venture in the Signal Peak mining and coal transportation operations, at book value to WMB Marketing Ventures, LLC and Pinesdale LLC for $47.5 million.
FESC provides legal, financial and other corporate support services at cost, in accordance with its cost allocation manual, to affiliated FirstEnergy companies. FE does not bill directly or allocate any of its costs to any subsidiary company. Costs are charged to FE’s subsidiaries for services received from FESC either through direct billing or through an allocation process. Allocated costs are for services that are provided on behalf of more than one company and are allocated using formulas developed by FESC and are generally settled under commercial terms within thirty days.
FE and its subsidiaries are principally involved in the transmission, distribution, and generation of electricity. FirstEnergy’s electric operating companies comprise one of the nation’s largest investor-owned electric systems, serving over six million customers in the Midwest and
Mid-Atlantic
regions. FirstEnergy’s transmission operations include more than 24,000 miles of transmission lines and two regional transmission operation centers, and MP and AGC control 3,610 MWs of total generation capacity.
JCP&L
JCP&L owns property and does business as an electric public utility in New Jersey, providing distribution services to approximately 1.2 million customers, as well as transmission services in northern, western, and east central New Jersey. JCP&L serves an area that has a population of approximately 2.8 million. JCP&L plans, operates, and maintains its transmission system in accordance with NERC reliability standards, and other applicable regulatory requirements. In addition, JCP&L complies with the regulations, orders, policies and practices prescribed by FERC and the NJBPU.
As of January 1, 2026, JCP&L made changes in how management evaluates operating performance and allocates resources. As a result of these changes, JCP&L reassessed its operating segments and determined that its operations are now managed as a single integrated business. Historically, JCP&L reported two operating segments, Distribution and Transmission. Accordingly, JCP&L changed its external segment reporting to present its results, including comparative periods, as a single reportable segment and reclassified prior periods for comparability. Similarly, JCP&L’s goodwill reporting units were also changed to a single reporting unit as of January 1, 2026.

Revision of Previously Issued Financial Statements of JCP&L
During the fourth quarter of 2025, JCP&L identified an error in the recording of certain expenses for smart meter cost of removal associated with the deployment of its AMI program, resulting in an understatement of expense on the Statements of Income and Comprehensive Income and Regulatory assets/liabilities on the Balance Sheets since 2023. The identified error impacted JCP&L’s previously issued 2023 and 2024 annual financial statements, and interim periods in 2024 and 2025. JCP&L evaluated the error, and the specific impact on each affected prior period was not material, however, as a result of the cumulative impact, JCP&L determined to revise previously issued financial statements to correct the error and in doing so also corrected certain other previously identified immaterial errors, including the misclassification of certain retired assets. As such, JCP&L has revised the previously issued Statements of Income and Comprehensive Income, Statement of Cash Flows and Statements of Common Stockholder’s Equity for the annual periods ended December 31, 2024 and 2023 in this Form
10-K
as well as the Balance Sheets as of December 31, 2024 and 2023, and any applicable footnote disclosures.
A summary of the corrections to the impacted financial statement line items in JCP&L’s previously issued Statements of Income and Comprehensive Income, Balance Sheets, Statements of Cash Flows and the Statements of Common Stockholder’s Equity for each interim affected period is presented in Note 17., “Revision of Previously Issued Quarterly Financial Statements (JCP&L),” of the Combined Notes to Financial Statements of the Registrants. The amounts in the tables below summarize the adjustments to revise JCP&L previously reported audited annual financial statements. JCP&L will also revise previously reported financial information for this error in its future filings, as applicable.
JCP&L Annual Statements of Income and Comprehensive Income

	For the Year Ended December 31, 2024			For the Year Ended December 31, 2023
(In millions)	As Reported	Adjustment	As Revised	As Reported	Adjustment	As Revised
Deferral of regulatory assets, net	$(135)	$11	$(124)	$(74)	$7	$(67)
Other operating expenses	656	(2)	654	555	—	555
Total operating expenses	1,946	9	1,955	1,770	7	1,777
Operating income	369	(9)	360	257	(7)	250
Income before income taxes	338	(9)	329	165	(7)	158
Income taxes	90	(3)	87	35	(2)	33
Net income	248	(6)	242	130	(5)	125
Comprehensive income	249	(6)	243	130	(5)	125
JCP&L Annual Balance Sheets

	As of December 31, 2024			As of December 31, 2023
(In millions)	As Reported	Adjustment	As Revised	As Reported	Adjustment	As Revised
PP&E—In service	$8,697	$34	$8,731	$8,278	$10	$8,288
Accumulated provision for depreciation	2,409	30	2,439	2,365	8	2,373
PP&E Excluding CWIP	6,288	4	6,292	5,913	2	5,915
Total PP&E	6,908	4	6,912	6,388	2	6,390
Regulatory assets/(liabilities)	265	(18)	247	(48)	(8)	(56)
Total investments and other noncurrent assets	2,640	(18)	2,622	2,330	—	2,330
Total assets	9,927	(14)	9,913	9,100	2	9,102
Accumulated deferred income taxes, net	1,196	(4)	1,192	957	(2)	955
Total noncurrent liabilities	4,605	(4)	4,601	3,717	6	3,723
Total liabilities	4,950	(4)	4,946	4,968	6	4,974
Retained earnings	1,322	(10)	1,312	1,224	(4)	1,220
Total common stockholder’s equity	4,977	(10)	4,967	4,132	(4)	4,128

JCP&L Annual Statements of Common Stockholder’s Equity

	For the Years Ended December 31, 2024 and 2023
(In millions)	As Reported	Adjustment	As Revised
Balance, January 1, 2023	$3,967	$1	$3,968
Net income	130	(5)	125
Balance, December 31, 2023	4,132	(4)	4,128
Net income	248	(6)	242
Balance, December 31, 2024	4,977	(10)	4,967
JCP&L Annual Statements of Cash Flows

	For the Year Ended December 31, 2024			For the Year Ended December 31, 2023
(In millions)	As Reported	Adjustment	As Revised	As Reported	Adjustment	As Revised
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$248	$(6)	$242	$130	$(5)	$125
Adjustments to reconcile net income to net cash from operating activities-
Depreciation, amortization and impairments	161	11	172	145	7	152
Deferred income taxes and investment tax credits, net	233	(3)	230	50	(2)	48
Net cash provided from operating activities	607	2	609	264	—	264
CASH FLOWS FROM INVESTING ACTIVITIES:
Capital investments	$(877)	$(2)	$(879)	$(633)	$—	$(633)
Net cash used for investing activities	(947)	(2)	(949)	(690)	—	(690)
Net change in cash, cash equivalents, and restricted cash	$—	$—	$—	$—	$—	$—
Basis of Presentation
The Registrants follow GAAP and comply with the related regulations, orders, policies and practices prescribed by the SEC, FERC, and, as applicable, the PUCO, the PPUC, the MDPSC, the NYPSC, the WVPSC, the VSCC and the NJBPU. The preparation of financial statements in conformity with GAAP requires management to make periodic estimates and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses and disclosure of contingent assets and liabilities. Actual results could differ from these estimates. The reported results of operations are not necessarily indicative of results of operations for any future period. The Registrants have evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued.
The Registrants consolidate all majority-owned subsidiaries over which they exercise control and, when applicable, entities for which they have a controlling financial interest. Intercompany transactions and balances are eliminated in consolidation as appropriate and permitted pursuant to GAAP. The Registrants consolidate a variable interest entity when it is determined that it is the primary beneficiary. Investments in affiliates over which the Registrants have the ability to exercise significant influence, but do not have a controlling financial interest, follow the equity method of accounting. Under the equity method, the interest in the entity is reported as an investment on the Balance Sheets and the percentage of ownership share of the entity’s earnings is reported in the Statements of Income.
During the second quarter of 2025, FirstEnergy identified certain corporate support operating expenses recognized in 2024 that should have
been capitalized as CWIP or PP&E. As a result, in the second quarter of 2025, FirstEnergy recognized a $
21
 million net increase to income before income taxes. In addition, during the fourth quarter of 2025, JCP&L identified an error in the recording of certain expenses for smart meter cost of removal associated with the deployment of its AMI program. As a result, FirstEnergy recognized a $
24
 million net decrease to income before income taxes in the fourth quarter of 2025, of which $
18
 million is related to prior years. These adjustments were immaterial to FirstEnergy’s 2025 and prior period financial statements.
Certain prior year amounts have been reclassified to conform to the current year presentation.
Economic Conditions
While supply lead times have not fully returned to levels prior to the
COVID-19
pandemic, FirstEnergy continues to monitor the situation in light of demand increases across the industry, including due to data center usage, and the imposition of tariffs and retaliatory tariffs that have been, and may be, imposed by the U.S. government in response. FirstEnergy continues to implement mitigation strategies to address supply constraints and does not expect any corresponding service disruptions or any material impact on its capital investment plan. However, the situation remains fluid, and a prolonged continuation or further increase in demand, or the continuation of uncertain or adverse macroeconomic conditions, including inflationary pressures and new or increased existing tariffs, could lead to an increase in supply chain disruptions that could, in turn, have an adverse effect on the Registrants’ results of operations, cash flow and financial condition.
The U.S. presidential administration has imposed widespread and substantial tariffs on imports, with additional tariffs to potentially be adopted in the future. The imposition of these or any other new or increased tariffs or resultant trade wars, and uncertainties associated with the same, could have an adverse effect on the Registrants’ results of operations, cash flow and financial condition.
Reorganization
On March 24, 2025, FirstEnergy internally announced organizational changes that are intended to align the organization with its new business model, which is designed to make FirstEnergy more efficient and sustainable while placing responsibility and accountability closer to customers, employees and regulators. The changes are also consistent with FirstEnergy’s focus on operations and maintenance expense discipline. As a result, FirstEnergy recognized a pre-tax
charge of approximately $26 million ($5 million at JCP&L) in the first quarter of 2025, which is included within “Other operating expenses” on each of the Registrants’ Statements of Income and Comprehensive Income.
Discontinued Operations—FirstEnergy
On February 27, 2020, certain former competitive subsidiaries of FE emerged from bankruptcy and were deconsolidated from FirstEnergy’s consolidated federal income tax group. The bankruptcy, emergence and deconsolidation resulted in FirstEnergy recognizing certain income tax benefits and charges, which were classified as discontinued operations. During 2023, FirstEnergy recognized a $21 million tax-effected
charge to income tax expense as a result of identifying an out of period adjustment related to the allocation of certain deferred income tax liabilities associated with such former subsidiaries and their tax return deconsolidation in 2020. This adjustment was immaterial to the 2023 and prior period financial statements.
Discontinued operations are reflected at Corporate/Other for FirstEnergy segment reporting and within “Discontinued Operations” on the FirstEnergy Consolidated Statements of Income and Comprehensive Income and “Loss on disposal, net of tax” on the FirstEnergy Consolidated Statements of Cash Flow.

ACCOUNTING FOR THE EFFECTS OF REGULATION
The Registrants are subject to regulation that sets the prices (rates) they are permitted to charge customers based on costs that the regulatory agencies determine are permitted to be recovered. At times, regulatory agencies permit the future recovery of costs that would be currently charged to expense by an unregulated company. The ratemaking process results in the recording of regulatory assets and liabilities based on anticipated future cash inflows and outflows.
The Registrants review the probability of recovery of regulatory assets, and settlement of regulatory liabilities, at each balance sheet date and whenever new events occur. Factors that may affect probability include changes in the regulatory environment, issuance of a regulatory commission order, or passage of new legislation. Upon material changes to these factors, where applicable, the Registrants will record new regulatory assets or liabilities and will assess whether it is probable that currently recorded regulatory assets and liabilities will be recovered or settled in future rates. If recovery of a regulatory asset is no longer probable, the Registrants will write off that regulatory asset as a charge against earnings. The Registrants consider the entire regulatory asset balance as the unit of account for the purposes of balance sheet classification rather than the next years recovery and, as such, net regulatory assets and liabilities are presented in the noncurrent section on the Registrants’ Balance Sheets. See Note 13., “Regulatory Matters,” of the Combined Notes to Financial Statements of the Registrants for additional information.
FirstEnergy has regulatory assets of $
829
 million and $
617
 million, and regulatory liabilities of $
1,185
 million and $
995
 million as of December 31, 2025 and 2024, respectively. The following table provides information about the composition of FirstEnergy’s net regulatory assets and liabilities as of December 31, 2025 and 2024, and the changes during the year 2025:

	As of December 31,
Net Regulatory Assets (Liabilities) by Source — FirstEnergy	2025	2024	Change
	(In millions)
Customer payables for future income taxes	$(2,041)	$(2,234)	$193
Spent nuclear fuel disposal costs	(76)	(72)	(4)
Asset removal costs	(675)	(681)	6
Deferred transmission costs	(43)	190	(233)
Deferred generation costs	405	481	(76)
Deferred distribution costs	466	287	179
Storm-related costs	1,122	1,015	107
Energy efficiency program costs	462	349	113
New Jersey societal benefit costs	80	87	(7)
Vegetation management	153	125	28
Ohio settlement charges	(250)	—	(250)
Other	41	75	(34)

Net Regulatory Liabi liti es included on FirstEnergy’s Consolidated Balance Sheets	$(356)	$(378)	$22

The following table provides information about the composition of JCP&L’s net regulatory assets and liabilities as of December 31, 2025 and 2024, and the changes during the year 2025:

	As of December 31,
Net Regulatory Assets (Liabilities) by Source—JCP&L	2025	2024	Change
	(In millions)
Customer payables for future income taxes	$(393)	$(410)	$17
Spent nuclear fuel disposal costs	(76)	(72)	(4)
Asset removal costs (1)	(87)	(101)	14
Deferred transmission costs	(25)	(3)	(22)
Deferred distribution costs	318	206	112
Storm-related costs	367	310	57
Energy efficiency program costs	316	208	108
New Jersey societal benefit costs	80	87	(7)
Other	15	22	(7)

Net Regulatory Assets included on JCP&L’s Balance Sheets	$515	$247	$268

(1)
Previously issued 2024 JCP&L amounts have been revised due to the correction of immaterial errors as discussed in Note 1., “Organization and Basis of Presentation,” of the Combined Notes to Financial Statements of the Registrants.

The following table provides information about the composition of FirstEnergy’s net regulatory assets that do not earn a current return as of December 31, 2025 and 2024, of which approximately $802 million and $698 million, respectively, are currently being recovered through rates over varying periods, through 2068, depending on the nature of the deferral and the jurisdiction:

Regulatory Assets by Source Not Earning a Current Return—FirstEnergy	As of December 31,
	2025	2024	Change
	(In millions)
Deferred generation costs	$280	$314	$(34)
Deferred distribution costs	199	153	46
Storm-related costs	844	694	150
Other	102	82	20

FirstEnergy Regulatory Assets Not Earning a Current Return	$1,425	$1,243	$182

The following table provides information about the composition of JCP&L’s net regulatory assets that do not earn a current return as of December 31, 2025 and 2024, of which approximately $76 million and $45 million, respectively, are currently being recovered through rates over varying periods, through 2068, depending on the nature of the deferral:

Regulatory Assets by Source Not Earning a Current Return—JCP&L	As of December 31,
	2025	2024	Change
	(In millions)
Deferred distribution costs	$147	$101	$46
Storm-related costs	367	310	57
Other	24	28	(4)

JCP&L Regulatory Assets Not Earning a Current Return	$538	$439	$99

DERIVATIVES
FirstEnergy may use various market risk sensitive instruments, including derivative contracts, primarily to manage the risk of price and interest rate fluctuations. FirstEnergy’s Enterprise Risk Management Committee, comprised of members of senior management, provides general oversight for risk management activities throughout FirstEnergy, including market risk.
The Registrants account for derivative instruments on the Balance Sheets at fair value unless they meet the normal purchases and normal sales criteria. Derivative instruments meeting the normal purchases and normal sales criteria are accounted for under the accrual method of accounting with their effects included in earnings at the time of contract performance.
EQUITY METHOD INVESTMENTS
Investments over which the Registrants have the ability to exercise significant influence, but do not have a controlling financial interest, follow the equity method of accounting. Under the equity method, the interest in the entity is reported in “Investments” on the Registrants Balance Sheets. The percentage of ownership share of the entity’s earnings is reported in the Registrants Statement of Income and reflected in “Other income (expense)”. Equity method investments are assessed for impairment annually or whenever events and changes in circumstances indicate that the carrying amount of the investment may not be recoverable. If the decline in value is considered to be other than temporary, the investment is written down to its estimated fair value, which establishes a new cost basis in the investment.
Equity method investments included within “Investments” on FirstEnergy’s Consolidated Balance Sheets were $38 million and $84 million as of December 31, 2025 and 2024, respectively. JCP&L did not have any equity method investments as of December 31, 2025 or 2024.
Global Holdings
—On July
 16, 2025, FEV sold its entire
33-1/3%
equity ownership in Global Holding, the holding company for a joint venture in the Signal Peak mining and coal transportation operations, at book value to WMB Marketing Ventures, LLC and Pinesdale LLC for $
47.5
 million, which is classified in other within “Cash from Investing Activities” of FirstEnergy’s Consolidated Statements of Cash Flows.
In previous periods, FEV was not the primary beneficiary of the joint venture, as it did not have control over the significant activities affecting the joint venture’s economic performance. FEV’s ownership interest was subject to the equity method of accounting. For the years ended December 31, 2024 and 2023, pre-tax
equity earnings, excluding impairments, related to FEV’s ownership in Global Holding was $72 million and $175 million, respectively. FEV’s pre-tax
equity earnings and investment in Global Holding are included in Corporate/Other for segment reporting. In 2024, a $13 million
(pre-tax)
impairment charge was recognized in the fourth quarter of 2024 and is included within “Equity method investment earnings, net” on the Consolidated Statements of Income and within Corporate/Other for segment reporting.
As of December 31, 2024, the carrying value of the equity method investment was $45 million. During 2024 and 2023, FEV received cash dividends from Global Holding totaling $80 million and $165 million, respectively, which were classified with “Cash from Operating Activities” on FirstEnergy’s Consolidated Statements of Cash Flow.
Valley Link
—On February 21, 2025, FET, DominionHV and Transource entered into the Valley Link Operating Agreement, which established the general framework for Valley Link and the Valley Link Subsidiaries to accept, design, develop, construct, own, operate and finance those transmission projects awarded by PJM to Valley Link. This general framework includes parameters regarding the relationship among the three members, confers governance rights to its members so long as certain ownership percentages are maintained, as described below, and defines the list of projects that Valley Link will have the right to develop. Valley Link is the owner of the Valley Link Subsidiaries, which are organized in various states. On February 26, 2025, in response to the PJM

2024 RTEP Long-Term Proposal Window #1, PJM awarded two electric transmission projects to Valley Link estimated to be approximately

$
3
 billion, with FET’s share estimated to be approximately $
1
 billion.
As of February 21, 2025, the relative ownership interests of the members are FET (34%), DominionHV (30%), and Transource (36%), and Valley Link will not be consolidated with FET for financial or tax reporting purposes and expects to be accounted for under equity method accounting. As of December 31, 2025, and 2024, there were no investment balances recorded on FirstEnergy’s Consolidated Balance Sheets.
PATH WV
—
A subsidiary
of FE owns 50% of the West Virginia Series
(PATH-WV),
which is a joint venture with a subsidiary of AEP. FirstEnergy is not the primary beneficiary of
PATH-WV,
as it does not have control over the significant activities affecting the economics of
PATH-WV.
FirstEnergy’s ownership interest in
PATH-WV
is subject to the equity method of accounting.
In March 2024, PATH completed the process of terminating all of its FERC-jurisdictional rates and facilities, with the result that PATH no longer is a “public utility” and no longer is subject to FERC jurisdiction. FirstEnergy and its non-affiliated
joint venture partner are in the process of terminating the PATH corporate entities. As of December 31, 2025 and 2024, the carrying value of the equity method investment was $17 million, which is expected to be recovered through a distribution. FirstEnergy’s pre-tax
equity earnings in
PATH-WV
were immaterial for the years ended December 31, 2025, 2024 and 2023.
GOODWILL
In a business combination, the excess of the purchase price over the estimated fair value of the assets acquired and liabilities assumed is recognized as goodwill. The Registrants evaluates goodwill for impairment annually on July 31 and more frequently if indicators of impairment arise. In evaluating goodwill for impairment, the Registrants assess qualitative factors to determine whether it is more likely than not (that is, likelihood of more than 50%) that the fair value of a reporting unit is less than its carrying value (including goodwill). If the Registrants conclude that it is not more likely than not that the fair value of a reporting unit is less than its carrying value, then no further testing is required. However, if the Registrants conclude that it is more likely than not that the fair value of a reporting unit is less than its carrying value or bypasses the qualitative assessment, then the quantitative goodwill impairment test is performed to identify a potential goodwill impairment and measure the amount of impairment to be recognized, if any.
As of July 31, 2025, the Registrants performed a qualitative assessment of its reporting units’ goodwill, assessing economic, industry and market considerations in addition to the reporting units’ overall financial performance. Key factors used in the assessment included: growth rates, interest rates, expected investments, utility sector market performance, regulatory and legal developments, and other market considerations. It was determined that the fair values of these reporting units were, more likely than not, greater than their carrying values and a quantitative analysis was not necessary.
FirstEnergy’s reporting units are consistent with its reportable segments and consist of Distribution, Integrated and Stand-Alone Transmission. The following table presents goodwill by reporting unit as of December 31, 2025 and 2024:

(In millions)	Distribution Segment	Integrated Segment	Stand-Alone Transmission Segment	FirstEnergy Consolidated
Goodwill	$3,222	$1,953	$443	$5,618
JCP&L has a single reporting unit consistent with its single reportable segment. Goodwill as of December 31, 2025 and 2024 was $
1,811
 million.

IMPAIRMENT OF LONG-LIVED ASSETS
The Registrants evaluate long-lived assets classified as held and used for impairment when events or changes in circumstances indicate the carrying value of the long-lived assets may not be recoverable. First, the estimated undiscounted future cash flows attributable to the assets is compared with the carrying value of the assets. If the carrying value is greater than the undiscounted future cash flows, an impairment charge is recognized equal to the amount the carrying value of the assets exceeds its estimated fair value.
The following impairment charges were recognized in the years ended December 31, 2025 and 2024:

•
In the fourth quarter of 2025, FirstEnergy recognized a $352 million pre-tax
charge, included within “Impairment of assets” on FirstEnergy’s Consolidated Statements of Income, as a result of the November 2025 Ohio Base Rate Case order that disallowed from future recovery certain previously capitalized amounts at the Ohio Companies. The charge was reflected at FirstEnergy’s Distribution segment. See Note 13., “Regulatory Matters,” of the Combined Notes to Financial Statements of the Registrants for additional details.

•
In the first quarter of 2024, JCP&L recognized a $53 million pre-tax
charge (included within “Impairment of assets” on the FirstEnergy Consolidated Statements of Income and “Other operating expenses” on the JCP&L Statements of Income and Comprehensive Income) associated with certain corporate support costs recorded to capital accounts from the FERC Audit that were determined, as a result of the base rate case settlement agreement, to be disallowed from future recovery. The charge was reflected at FirstEnergy’s Integrated segment.

•
The Akron general office building was classified as
held-for-sale
during the third quarter of 2024. Upon classification as
held-for-sale,
FirstEnergy recognized a $62 million ($9 million at JCP&L and included within “Other operating expenses”)
pre-tax
impairment charge within “Impairment of assets” on the FirstEnergy Consolidated Statements of Income and “Other operating expenses” on the JCP&L Statements of Income and Comprehensive Income. Of the $62 million, $17 million is included within the Integrated segment, $31 million is included within Distribution segment, $11 million is included within Stand-Alone Transmission segment and $3 million at Corporate/Other for FirstEnergy’s segment reporting. During the third quarter of 2025, the sale of the Akron general office building was completed.

INVENTORY
Materials and supplies inventory primarily includes fuel inventory, the distribution, transmission and electric generation facility materials, net of reserve for excess and obsolete inventory as well as emission allowances. Materials charged to inventory are at weighted average cost when purchased and expensed or capitalized, as appropriate, when used or installed. Fuel inventory consists primarily of coal and reagents that are consumed at MP’s electric generation facilities, and is accounted for at weighted average cost when purchased and recorded to fuel expense when consumed.
Emission allowances are accounted for as inventory at cost when purchased. FirstEnergy’s emission allowance compliance obligation, principally associated with MP’s electric generation facility operations, is accrued to fuel expense at a weighted average cost based on each month’s emissions. When emission allowances are submitted to the EPA, inventory and the compliance obligation are reduced. Due to the ENEC, fuel, emission allowances and other fuel-related expenses have no material impact on current period earnings.
NONCONTROLLING INTEREST
FirstEnergy—
FirstEnergy maintains a controlling financial interest in certain less than wholly owned subsidiaries. As a result, FirstEnergy presents the third-party investors’ ownership portion of FirstEnergy’s net income, net assets and comprehensive income as noncontrolling interest. Noncontrolling interest is included as a component of equity on the Consolidated Balance Sheets.

On May 31, 2022, Brookfield acquired 19.9% of the issued and outstanding membership interests of FET. On February 2, 2023, FE, along with FET, entered into the FET P&SA II with Brookfield and the Brookfield Guarantors, pursuant to which FE agreed to sell to Brookfield at the closing, and Brookfield agreed to purchase from FE, an incremental 30% equity interest in FET for a purchase price of $3.5 billion. The FET Equity Interest Sale closed on March 25, 2024 and FET continues to be consolidated in FirstEnergy’s financial statements. The difference between the purchase price, net of transaction costs and taxes of approximately $32 million and $803 million, respectively, and the carrying value of the NCI of $731 million, was recorded as an increase to OPIC by $1.9 billion during 2024. As of December 31, 2025, FE’s equity ownership in FET is 50.1% and Brookfield’s is 49.9%.
The purchase price of the FET Equity Interest Sale was paid in part by the issuance of two promissory notes at closing having an aggregate principal amount of $1.2 billion with: (i) one promissory note having an aggregate principal amount of $750 million, at an interest rate of 5.75% per annum, with a maturity date of September 25, 2025 and (ii) one promissory note having an aggregate principal amount of $450 million, at an interest rate of 7.75% per annum, with a maturity date of December 31, 2024. The remaining $2.3 billion of the purchase price was paid in cash at closing. On July 17, 2024, Brookfield paid FE approximately $1.2 billion in full satisfaction of the promissory notes. Interest income associated with the promissory notes was $24 million for the year ended December 31, 2024 and is reported within “Miscellaneous income, net” on FirstEnergy’s Consolidated Statements of Income.
Pursuant to the terms of the FET P&SA II, in connection with the closing, Brookfield, FET and FE entered into the A&R FET LLC Agreement, which amended and restated in its entirety the Third Amended and Restated Limited Liability Company Agreement of FET. The A&R FET LLC Agreement, among other things, provides for the governance, exit, capital and distribution, and other arrangements for FET from and following the closing. Under the A&R FET LLC Agreement, as of the closing, the FET Board of Directors consists of five directors, two of whom are appointed by Brookfield and three of whom are appointed by FE.
PROPERTY, PLANT AND EQUIPMENT
PP&E reflects original cost (net of any impairments recognized), including payroll and related costs such as taxes, employee benefits, administrative and general costs, and financing costs incurred to place the assets in service. The costs of normal maintenance, repairs and minor replacements are expensed as incurred. The Registrants’ recognize liabilities for planned major maintenance projects as they are incurred.
FirstEnergy
PP&E balances by segment as of December 31, 2025 and 2024, were as follow
s:

	December 31, 2025
Segment	In Service (1)	Accumulated. Depreciation (2)	Net Plant	CWIP	Total	Useful Service Life
	(In millions)					(years)
Distribution	$21,944	$(7,511)	$14,433	$682	$15,115	5–80
Integrated	18,380	(4,154)	14,226	1,314	15,540	5–80
Stand-Alone Transmission	14,759	(2,878)	11,881	1,333	13,214	5–85
Corporate/Other	1,130	(646)	484	60	544	3–63

Total PP&E	$56,213	$(15,189)	$41,024	$3,389	$44,413

	December 31, 2024
Segment	In Service (1)	Accumulated. Depreciation (2)	Net Plant	CWIP	Total	Useful Service Life
	(In millions)					(years)
Distribution	$21,245	$(7,338)	$13,907	$618	$14,525	5–80
Integrated	17,080	(3,943)	13,137	1,076	14,213	5–100
Stand-Alone Transmission	13,509	(2,660)	10,849	986	11,835	5–85
Corporate/Other	1,062	(607)	455	74	529	3–63

Total PP&E	$52,896	$(14,548)	$38,348	$2,754	$41,102

(1)	Includes finance leases of $48 million and $46 million as of December 31, 2025 and 2024, respectively.
(2)	Includes finance lease accumulated amortization of $17 million and $14 million as of December 31, 2025 and 2024, respectively.
Integrated has approximately $
2.3
 billion of total regulated generation PP&E as of December 31, 2025.
FirstEnergy provides for depreciation on a straight-line basis at various rates over the estimated lives of property included in plant in service. The respective annual composite depreciation rates for FirstEnergy were approximately
2.8
%,
2.9
% and
2.8
% in 2025, 2024 and 2023, respectively.
For the years ended December 31, 2025, 2024 and 2023, capitalized financing costs on FirstEnergy’s Consolidated Statements of Income include $
108
 million, $
60
 million and $
44
 million, respectively, of allowance for equity funds used during construction and $
77
 million, $
73
 million and $
53
 million, respectively, of capitalized interest.
Jointly Owned Electric Generation Facility
AGC owns an undivided
16.25
% interest (
487
MWs) in the
3,003
MW Bath County pumped-storage, hydroelectric station in Virginia, operated by the
60
% owner, VEPCO, a
non-affiliated
utility. Total PP&E includes $
142
 million representing AGC’s share in this facility as of December 31, 2025. AGC is obligated to pay its share of the costs of this jointly owned facility in the same proportion as its ownership interests using its own financing. AGC’s share of direct expenses of the joint electric generation facility is included in operating expenses on FirstEnergy’s Consolidated Statements of Income. AGC provides the generation capacity from this facility to its owner, MP, which is recovered through the ENEC.
JCP&L
PP&E balances as of December 31, 2025 and 2024, as follows:

	In Service (1)	Accumulated. Depreciation (2)	Net Plant	CWIP	Total	Useful Service Life
	(In millions)					(years)
December 31, 2025	$9,267	$(2,439)	$6,828	$880	$7,708	5–80
December 31, 2024 (3)	$8,731	$(2,439)	$6,292	$620	$6,912	10–80

(1)	Includes finance leases of $12 million and $11 million as of December 31, 2025 and 2024, respectively.
(2)	Includes finance lease accumulated amortization of $6 million and $5 million as of December 31, 2025 and 2024, respectively.
(3)
Previously issued 2024 JCP&L amounts have been revised due to the correction of immaterial errors as discussed in Note 1., “Organization and Basis of Presentation,” of the Combined Notes to Financial Statements of the Registrants.

JCP&L provides for depreciation on a straight-line basis at various rates over the estimated lives of property included in plant in service. Depreciation expense was approximately 2.9%, 2.9% and 2.8% of average de prec
iable property in 2025, 2024 and 2023, respectively.

For the years ended December 31, 2025, 2024 and 2023, capitalized financing costs on JCP&L’s Statements of Income and Comprehensive Income include $
28
 million, $
5
 million and $
5
 million, respectively, of allowance for equity funds used during construction and $
15
 million, $
23
 million and $
14
 million, respectively, of capitalized interest.
NEW ACCOUNTING PRONOUNCEMENTS
Recently Adopted Pronouncements—
ASU
2023-09,
“
Income taxes (Topic 280): Improvements to Income Tax Disclosures
” (Issued in December 2023): ASU
2023-09
enhances disclosures primarily related to existing rate reconciliation and income taxes paid information to help investors better assess how a company’s operations and related tax risks and tax planning and operational opportunities affect the tax rate and prospects for future cash flows. Disclosure requirements include a tabular reconciliation using both percentages and amounts, separated out into specific categories with certain reconciling items at or above 5% of the statutory tax as well as by nature and/or jurisdiction. In addition, entities will be required to disclose income taxes paid (net of refunds received), broken out between federal, state/local and foreign, and amounts paid to an individual jurisdiction when 5% or more of the total income taxes are paid to such jurisdiction. ASU
2023-09
was effective for the Registrants beginning with this Annual Report on Form
10-K
for the year ended December 31, 2025, see Note 6., “Taxes,” of the Combined Notes to Financial Statements of the Registrants for the applicable disclosures, which are provided for all periods presented.
Recently Issued Pronouncements—
The following new authoritative accounting guidance issued by the FASB has not yet been adopted. Unless otherwise indicated, the Registrants’ management is currently assessing the impact such guidance may have on their financial statements and disclosures, as well as the potential to early adopt where applicable. Management has assessed other FASB issuances of new standards not described below based upon the current expectation that such new standards will not significantly impact the Registrants’ financial statements.
ASU
2024-03,
“
Income Statement—Reporting Comprehensive Income—Expense Disaggregation Disclosures (Subtopic
220-40)
” (Issued in November 2024 and subsequently updated within ASU
2025-01):
ASU
2024-03
requires disaggregated disclosure of income statement expenses for public business entities. The ASU does not change the expense captions an entity presents on the face of the income statement; rather, it requires disaggregation of certain expense captions into specified categories in disclosures within the footnotes to the financial statements. ASU
2024-03
is effective for the Registrants beginning with the Annual Report on Form
10-K
for the year ended December 31, 2027, with early adoption permitted. The guidance is permitted to be applied prospectively, and comparative disclosures are not required for reporting periods beginning before the effective date. Entities can elect to apply the new standard retrospectively to any or all prior periods presented in the financial statements.
ASU
2025-06,
“
Intangibles—Goodwill and
Other—Internal-Use
Software (Subtopic
350-40):
Targeted Improvements to the Accounting for
Internal-Use
Software”
(Issued in September 2025): ASU
2025-06
amends the existing standard that refers to various stages of a software development project to align better with current software development methods, such as agile programming. Under the new standard, entities will start capitalizing eligible costs when (1) management has authorized and committed to funding the software project, and (2) it is probable that the project will be completed and the software will be used to perform the function intended. In evaluating whether it is probable the project will be completed; an entity is required to consider whether there is significant uncertainty associated with the development activities of the software. ASU
2025-06
is effective for the Registrants beginning with the financials for the first quarter of 2028. The guidance is permitted to be applied using a prospective, retrospective or modified transition approach. Early adoption is permitted.
ASU
2025-10,
Government Grants (Topic 832): Accounting for Government Grants Received by Business Entities
(Issued in December 2025)
:
ASU
2025-10
establishes authoritative guidance for the recognition,
measurement, presentation, and disclosure of government grants received by business entities. ASU
2025-10
requires that a government grant be recognized when it is probable that the entity will comply with the conditions of the grant and that the grant will be received and permits two approaches for asset related grants: (1) the cost reduction method (reduce the carrying amount of the asset) and (2) deferred income method (recognize income over the useful life of the asset). Income-related grants are recognized systematically in income as the related costs are incurred. ASU
2025-10
is effective for the Registrants beginning with financials for the first quarter of 2029, with early adoption permitted. The guidance is permitted to be applied using a modified prospective, modified retrospective or full retrospective approach.